Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Net loss	$ (5,755)	$ (776)	$ (8,578)	$ (1,921)
Basic weighted-average number of shares outstanding	3,106,503	1,847,678	2,394,927	1,847,068
Diluted weighted-average number of shares outstanding	3,106,503	1,847,678	2,394,927	1,847,068
Basic loss per share	$ (1.85)	$ (0.42)	$ (3.58)	$ (1.04)
Diluted loss per share	$ (1.85)	$ (0.42)	$ (3.58)	$ (1.04)
Employee stock option [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants	182,042	79,091	182,042	79,091
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants	674,532		674,532